DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

7.DERIVATIVE FINANCIAL INSTRUMENTS

We may utilize interest rate swap agreements to mitigate risk associated with fluctuations in interest rates related to our variable rate debt.  Derivative financial instruments are recorded at fair value in our consolidated balance sheet.

The following interest rate swaps were outstanding at December 31, 2014:

(In thousands)	Notional Amount	2014 Balance Sheet Location	Fair Value
Cash Flow Hedges:
Fixed to 1-month floating LIBOR (with floor)	$100,000	Other long-term liabilities	$(133)

De-designated Hedges:
Fixed to 1-month floating LIBOR	$125,000	Other long-term liabilities	(410)
Fixed to 1-month floating LIBOR	50,000	Current portion of derivative liability	(443)
Fixed to 1-month floating LIBOR (with floor)	50,000	Other long-term liabilities	(147)

Total Fair Values			$(1,133)

The following interest rate swaps were outstanding at December 31, 2013:

(In thousands)	Notional Amount	2013 Balance Sheet Location	Fair Value
De-designated Hedges:
Fixed to 1-month floating LIBOR	$175,000	Other long-term liabilities	$(1,897)
Fixed to 1-month floating LIBOR	100,000	Current portion of derivative liability	(660)
Fixed to 1-month floating LIBOR (with floor)	50,000	Other long-term liabilities	(62)

Total Fair Values			$(2,619)

As of December 31, 2014, the counterparties to our various swaps are four major U.S. and European banks.  None of the swap agreements provide for either us or the counterparties to post collateral nor do the agreements include any covenants related to the financial condition of Consolidated or the counterparties.  The swaps of any counterparty that is a “Lender” as defined in our credit facility are secured along with the other creditors under the credit facility.  Each of the swap agreements provides that in the event of a bankruptcy filing by either Consolidated or the counterparty, any amounts owed between the two parties would be offset in order to determine the net amount due between parties.  This provision allows us to partially mitigate the risk of non-performance by a counterparty.

For interest rate swaps designated as a cash flow hedge, the effective portion of the unrealized gain or loss in fair value is recorded in AOCI and reclassified into earnings when the underlying hedged item impacts earnings.  The ineffective portion of the change in fair value of the cash flow hedge is recognized immediately in earnings.  For interest rate swaps not designated as a hedge, changes in fair value are recognized in earnings as interest expense.

In 2013 and 2012, interest rate swaps previously designated as cash flow hedges were de-designated as a result of amendments to our credit agreement.  These interest rate swap agreements mature on various dates through September 2016.  Prior to de-designation, the effective portion of the change in fair value of the interest rate swaps were recognized in AOCI.  The balance of the unrealized loss included in AOCI as of the date the swaps were de-designated is being amortized to earnings over the remaining term of the swap agreements.  Changes in fair value of the de-designated swaps are immediately recognized in earnings as interest expense.  During the years ended December 31, 2014, 2013 and 2012, gains of $1.6 million, $2.2 million and $2.8 million, respectively, were recognized as a reduction to interest expense for the change in fair value of the de-designated swaps.

At December 31, 2014 and 2013, the pre-tax deferred losses related to our interest rate swap agreements included in AOCI were $0.8 million and $2.6 million, respectively.  The estimated amount of losses included in AOCI as of December 31, 2014 that will be recognized in earnings in the next twelve months is approximately $1.2 million.

The following table presents the effect of interest rate derivatives designated as cash flow hedges on AOCI and on the consolidated statements of income for the years ended December 31, 2014, 2013 and 2012:

(In thousands)	2014	2013	2012
Loss recognized in AOCI, pretax	$(132)	$(614)	$(5,631)
Loss reclassified from AOCI to interest expense	$(2,050)	$(5,875)	$(13,664)
Gain arising from ineffectiveness reducing interest expense	$—	$—	$47